DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Rollforward of deferred revenue
A rollforward of current deferred revenue follows.

	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total current

	(In thousands)
Current deferred revenue, January 1, 2014	$—	$—	$1,555	$1,555
Additions	—	—	2,610	2,610
Less revenue recognized	—	—	1,788	1,788
Current deferred revenue, December 31, 2014	—	—	2,377	2,377
Additions	—	2,743	677	3,420
Less revenue recognized	—	2,743	2,377	5,120
Current deferred revenue, December 31, 2015	$—	$—	$677	$677
A rollforward of noncurrent deferred revenue follows.

	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total noncurrent

	(In thousands)
Noncurrent deferred revenue, January 1, 2014	$6,389	$23,294	$—	$29,683
Additions	10,743	14,813	—	25,556
Noncurrent deferred revenue, December 31, 2014	17,132	38,107	—	55,239
Additions	11,897	12,765	—	24,662
Less revenue recognized	27	34,388	—	34,415
Noncurrent deferred revenue, December 31, 2015	$29,002	$16,484	$—	$45,486